Employee and Agent Benefits - Net Periodic Benefit Cost (Details) - Other postretirement benefits - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of Net Periodic Benefit Cost (Income)
Interest cost	$ 1.3	$ 1.4	$ 2.8	$ 1.9	$ 1.8
Interest cost, location on consolidated statements of operations	Operating expenses	Operating expenses	Operating expenses	Operating expenses	Operating expenses
Expected return on plan assets	$ (1.7)	$ (1.8)	$ (3.5)	$ (3.8)	$ (3.5)
Expected return on plan assets, location on consolidated statements of operations	Operating expenses	Operating expenses	Operating expenses	Operating expenses	Operating expenses
Recognized net actuarial gain	$ (0.4)	$ (0.4)	$ (0.7)	$ (0.8)	$ (0.4)
Recognized net actuarial gain, location on consolidated statements of operations	Operating expenses	Operating expenses	Operating expenses	Operating expenses	Operating expenses
Net periodic benefit cost (income)	$ (0.8)	$ (0.8)	$ (1.4)	$ (2.7)	$ (2.1)